Annual Total Returns[BarChart] - AST Western Asset Emerging Markets Debt Portfolio - No Share Class	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.13%)	1.35%	(3.08%)	10.60%	9.30%	(6.67%)	14.85%	7.45%